T. ROWE PRICE Overseas Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.2%
Common Stocks 4.2%
ANZ Group Holdings  5,597,065 98,757
BHP Group  3,453,858 105,668
BHP Group (GBP)  4,852,931 148,649
Challenger  9,289,884 39,409
IGO  12,576,640 61,138
Macquarie Group  910,854 112,390
Pilbara Minerals  41,280,054 94,022
Scentre Group  65,188,993 129,599
South32  32,233,873 69,793
Worley  11,509,147 110,528
Total Australia (Cost
$920,225
)
969,953
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  1,159,846 49,964
Total Austria (Cost
$29,731
)
49,964
BELGIUM 0.3%
Common Stocks 0.3%
Umicore  3,225,273 73,364
Total Belgium (Cost
$101,966
)
73,364
BRAZIL 0.3%
Common Stocks 0.3%
XP, Class A (USD)  2,373,907 58,351
Total Brazil (Cost
$74,396
)
58,351
CANADA 4.0%
Common Stocks 4.0%
Brookfield  3,379,300 134,121
Definity Financial  1,962,721 57,110
Element Fleet Management  12,143,643 204,855
Magna International (USD)  2,557,683 145,404
National Bank of Canada (1) 2,917,085 223,113

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Sun Life Financial  3,322,705 172,234
Total Canada (Cost
$630,298
)
936,837
CHILE 0.6%
Common Stocks 0.6%
Antofagasta (GBP)  6,534,248 142,416
Total Chile (Cost
$79,227
)
142,416
CHINA 0.6%
Common Stocks 0.6%
Alibaba Group Holding, ADR (USD) (1) 473,038 34,139
Beijing Enterprises Holdings (HKD)  11,028,000 39,914
Ping An Insurance Group, Class H (HKD)  6,974,000 29,316
Tencent Holdings (HKD)  1,062,800 36,891
Total China (Cost
$151,561
)
140,260
DENMARK 1.8%
Common Stocks 1.8%
Genmab (2) 269,430 74,503
Novo Nordisk, Class B  2,940,713 336,137
Total Denmark (Cost
$331,630
)
410,640
FINLAND 1.3%
Common Stocks 1.3%
Mandatum (2) 4,188,306 18,911
Sampo, Class A  4,188,306 175,303
Stora Enso, Class R  8,579,443 109,171
Total Finland (Cost
$281,058
)
303,385
FRANCE 11.1%
Common Stocks 11.1%
Air Liquide  1,083,221 202,707
AXA  10,383,100 348,512
BNP Paribas  2,298,795 154,443
Engie  16,650,862 265,955
EssilorLuxottica  700,795 137,337
Kering  274,929 112,934
L'Oreal  450,163 215,427

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Legrand  1,843,866 178,700
Safran  1,000,462 186,795
Sanofi  3,409,400 341,436
Teleperformance  504,942 78,859
TotalEnergies  5,451,330 353,658
Total France (Cost
$2,038,578
)
2,576,763
GERMANY 9.0%
Common Stocks 8.5%
BASF  2,092,641 100,037
Bayer  2,972,673 92,499
Covestro (2) 2,163,370 114,238
Evotec (2) 2,908,076 44,485
Fresenius  3,803,590 106,778
KION Group  1,853,522 84,567
Munich Re  852,410 362,887
SAP  1,753,139 303,725
Siemens  3,215,973 575,736
Siemens Healthineers  3,431,617 190,974
1,975,926
Preferred Stocks 0.5%
Dr. Ing. h.c. F. Porsche  1,383,304 117,445
117,445
Total Germany (Cost
$2,005,704
)
2,093,371
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group  20,027,400 157,063
Samsonite International (2) 21,340,800 59,578
Total Hong Kong (Cost
$219,191
)
216,641
INDIA 0.5%
Common Stocks 0.5%
HDFC Bank  6,811,549 119,795
Total India (Cost
$136,281
)
119,795

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.5%
Common Stocks 0.5%
DCC (GBP)  1,546,029 112,395
Total Ireland (Cost
$93,579
)
112,395
ITALY 1.7%
Common Stocks 1.7%
Intesa Sanpaolo  31,150,266 95,983
Moncler  2,095,420 128,903
Prysmian  3,944,264 173,587
Total Italy (Cost
$253,682
)
398,473
JAPAN 19.7%
Common Stocks 19.7%
Asahi Kasei  10,871,500 82,445
Astellas Pharma  16,029,900 186,628
Central Japan Railway  3,016,400 75,388
CyberAgent  10,504,900 67,797
Denso  10,068,600 158,158
Electric Power Development  5,375,500 90,295
Hamamatsu Photonics  2,178,700 86,069
Honda Motor  5,156,000 57,634
Kirin Holdings  4,304,200 61,868
LY  20,963,200 65,217
Mitsubishi  7,674,300 132,266
Mitsubishi Electric  13,879,700 205,979
Mitsubishi HC Capital  10,373,500 73,553
Mitsubishi UFJ Financial Group  18,691,100 175,071
Mitsui Fudosan  7,839,900 196,811
Murata Manufacturing  6,415,100 129,535
Nippon Telegraph & Telephone  274,573,200 344,797
NTT Data Group  14,650,000 211,013
Omron  1,278,200 57,475
Otsuka Holdings  1,501,700 59,029
Panasonic  11,898,800 112,072
Recruit Holdings  3,585,900 141,639
Renesas Electronics (2) 5,474,100 89,817
Seven & i Holdings  4,397,000 173,659
SMC  112,600 62,678
Sony Group  2,243,600 220,026

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Stanley Electric  2,890,200 55,204
Sumitomo  6,792,300 156,208
Sumitomo Mitsui Trust Holdings  3,251,234 66,628
Suzuki Motor  2,471,800 111,030
TechnoPro Holdings  4,100,800 94,543
THK  2,820,900 54,237
Tokio Marine Holdings  8,000,900 210,963
Tokyo Electron  956,800 177,556
Toyota Motor  15,058,800 300,691
Welcia Holdings  1,910,800 32,233
Total Japan (Cost
$3,608,489
)
4,576,212
NETHERLANDS 5.4%
Common Stocks 5.4%
Adyen (2) 35,779 44,874
Akzo Nobel  1,610,233 123,686
Argenx, ADR (USD) (1)(2) 46,933 17,858
ASML Holding  562,347 487,886
Heineken  1,892,898 190,417
ING Groep  19,507,932 277,178
Koninklijke Philips (2) 5,973,759 126,378
Total Netherlands (Cost
$946,594
)
1,268,277
NORWAY 2.8%
Common Stocks 2.8%
DNB Bank  12,802,959 248,886
Equinor  9,640,254 275,876
Storebrand  14,350,719 129,030
Total Norway (Cost
$514,695
)
653,792
SINGAPORE 1.7%
Common Stocks 1.7%
DBS Group Holdings  4,348,600 102,998
United Overseas Bank  7,933,900 167,235
Wilmar International  48,070,100 117,709
Total Singapore (Cost
$351,516
)
387,942
SOUTH KOREA 1.8%
Common Stocks 1.8%
KT (2) 3,601,255 95,390

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
NAVER (2) 456,097 68,014
Samsung Electronics  4,701,267 255,452
Total South Korea (Cost
$283,531
)
418,856
SPAIN 0.5%
Common Stocks 0.5%
Amadeus IT Group  1,673,573 117,285
Total Spain (Cost
$89,387
)
117,285
SWEDEN 2.9%
Common Stocks 2.9%
Autoliv, SDR  1,328,836 143,446
Elekta, Class B (1) 10,120,182 76,364
Sandvik  6,912,848 145,279
Svenska Handelsbanken, Class A (1) 15,959,400 172,048
Telefonaktiebolaget LM Ericsson, Class B  23,872,600 132,337
Total Sweden (Cost
$729,814
)
669,474
SWITZERLAND 8.8%
Common Stocks 8.8%
ABB  5,932,021 250,995
Alcon  1,249,804 94,079
Barry Callebaut  54,041 78,933
Julius Baer Group  2,361,711 128,575
Nestle  5,466,619 622,925
Novartis  3,300,897 341,358
Roche Holding  1,119,346 318,696
Zurich Insurance Group  431,476 219,228
Total Switzerland (Cost
$1,598,331
)
2,054,789
TAIWAN 2.1%
Common Stocks 2.1%
Largan Precision  519,000 41,149
Taiwan Semiconductor Manufacturing  22,644,089 453,300
Total Taiwan (Cost
$172,032
)
494,449

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 13.3%
Common Stocks 13.3%
Amcor, CDI (AUD)  4,157,157 39,441
Ashtead Group  2,671,106 174,669
AstraZeneca, ADR (USD)  5,155,000 343,529
Bridgepoint Group  18,125,030 61,724
Bunzl  2,725,888 110,779
Compass Group  8,629,423 237,687
Diageo  4,948,910 178,744
Dowlais Group  29,005,906 33,134
Great Portland Estates  9,365,479 49,278
GSK, ADR (USD)  3,049,804 120,284
Johnson Matthey  3,940,012 80,991
Kingfisher  54,062,207 150,311
Lloyds Banking Group  12,610,394 6,760
Melrose Industries  22,703,725 169,222
National Grid  13,399,694 178,472
Next  1,441,306 153,869
Persimmon  4,811,130 88,612
Shell, ADR (USD)  3,295,537 207,322
Standard Chartered  10,705,981 80,911
Unilever  8,053,714 391,896
Vodafone Group, ADR (USD) (1) 9,342,304 80,344
WPP  16,416,593 158,756
Total United Kingdom (Cost
$3,193,847
)
3,096,735
UNITED STATES 2.5%
Common Stocks 2.5%
Broadcom  294,582 347,607
NXP Semiconductors  1,126,458 237,198
Total United States (Cost
$127,854
)
584,805
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 229,774,582 229,775
Total Short-Term Investments (Cost $229,775) 229,775

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 123,779,468 123,779
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 123,779
Total Securities Lending Collateral (Cost $123,779) 123,779
Total Investments in Securities 100.0%
(Cost $19,316,751) $ 23,278,778
Other Assets Less Liabilities (0.0)% (8,605)
Net Assets 100.0% $ 23,270,173
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 3,714++
Totals $ —# $ — $ 3,714+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 607,090  ¤  ¤ $ 353,554
Total $ 353,554^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,714 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $353,554.

T. ROWE PRICE Overseas Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Overseas Stock Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Overseas Stock Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,592,036 $ 21,215,743 $ — $ 22,807,779
Preferred Stocks — 117,445 — 117,445
Short-Term Investments 229,775 — — 229,775
Securities Lending Collateral 123,779 — — 123,779
Total $ 1,945,590 $ 21,333,188 $ — $ 23,278,778

T. ROWE PRICE Overseas Stock Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F165-054Q1 01/24